As filed with the Securities and Exchange Commission on February 5, 2014

File Nos. 333-164077

811-22375

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 26	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 28	☒

PIMCO Equity Series

(Exact name of Registrant as Specified in Charter)

840 Newport Center Drive

Newport Beach, California 92660

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including area code:

(866) 746-2606

Robert W. Helm, Esq. Douglas P. Dick, Esq. Dechert LLP 1900 K Street, N.W. Washington, D.C. 20006	Brent R. Harris Pacific Investment Management Company LLC 840 Newport Center Drive Newport Beach, California 92660
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)	☐	on date pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)	☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements of effectiveness of this Post-Effective Amendment No. 26  to its Registration Statement under Rule 485(b) of the 1933 Act and has duly caused this Post-Effective Amendment No. 26 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 5th day of February, 2014.

PIMCO EQUITY SERIES (Registrant)
By:
Douglas M. Hodge***, President

*By:	/s/ DOUGLAS P. DICK
Douglas P. Dick as attorney-in fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

Brent R. Harris*	Trustee	February 5, 2014

E. Philip Cannon*	Trustee	February 5, 2014

Peter B. McCarthy**	Trustee	February 5, 2014

Douglas M. Hodge***	President (Principal Executive Officer)	February 5, 2014

Trent W. Walker****	Treasurer(Principal Financial and Accounting Officer)	February 5, 2014

*By:	/s/ DOUGLAS P. DICK
Douglas P. Dick as attorney-in-fact

________

*           Pursuant to power of attorney filed with pre-effective amendment No. 2 to Registration Statement No. 333-164077 on March 30, 2010.

**          Pursuant to power of attorney filed with post-effective amendment No. 12 to Registration Statement No. 333-164077 on October 28, 2011.

***        Pursuant to power of attorney filed with post-effective amendment No. 22 to Registration Statement No. 333-164077 on October 24, 2013.

****       Pursuant to power of attorney filed with post-effective amendment No. 23 to Registration Statement No. 333-164077 on November 12, 2013.

EXHIBIT LIST

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document